Leases	3 Months Ended
Jun. 30, 2020
Leases [Abstract]
Leases

Note 10 — Leases

In June 2020, the Company entered into two sublease agreements with RSI, for two floors of the building the Company currently occupies as its headquarters in New York. The subleases will expire on February 27, 2024 and April 29, 2024, respectively, and have scheduled rent increases each year. In April 2020, the Company entered into a sublease agreement with an unrelated party for one floor of a building in North Carolina. The sublease will expire on February 28, 2022 and has no scheduled rent increases. These leases are classified as operating leases. Operating lease ROU assets and lease liabilities of $4.2 million, respectively, were recognized based on the present value of remaining fixed lease payments over the lease term using an incremental borrowing rate of 3.9%. As the Company’s operating leases do not provide an implicit rate, estimated incremental borrowing rates were used based on the information available at the time of execution of sublease agreement in determining the present value of lease payments. The aggregate weighted-average remaining lease term were 3.7 years as of June 30, 2020. Variable lease costs such as common area costs and other operating costs are expensed as incurred and were minimal for the three months ended June 30, 2020.

During the three months ended June 30, 2020, the Company incurred $0.2 million in rent expense and paid $0.1 million associated with contractual rent obligations associated with operating lease ROU assets. The following table provides a reconciliation of the Company’s remaining undiscounted contractual rent obligations due within each respective fiscal year ending March 31 to the operating lease liabilities recognized as of June 30, 2020 (in thousands):

Years Ending March 31,	Operating Leases
2021	$884
2022	1,198
2023	1,152
2024	1,132
2025	47
Thereafter	—

Total undiscounted payments	4,413
Less: present value adjustment	(339)

Present value of future payments	4,074
Less: current portion of operating lease liabilities	(1,102)

Operating lease liabilities, net of current portion	$2,972